CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2020
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
10.	CASH AND CASH EQUIVALENTS

	June 30, 2020	June 30, 2019
	(US$’000)
Balances with banks in:
− current accounts	19,451	7,079
− deposit accounts (with a maturity of 3 months or less at inception)	2,396	1,783
	21,847	8,862
Cash in hand	23	11
	21,870	8,873